12028075

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 03 2012

Washington, DC 20549

CERT NYS
File No. 001-35624

August 3, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INVESTORS REAL ESTATE TRUST, 7.95% Series B Cumulative Redeemable Preferred Shares (Liquidation Value $25 Per Share), no par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 3, 2012. Tentative listing date – August 8, 2012.

Sincerely,

[signature]

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